Award Timing Disclosure	5 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
As part of its continued monitoring of and response to trends and developments with respect to equity award grant practices, the Company maintains Equity Grant Guidelines (“EGGs”). The EGGs describe the Company’s delegated authority to grant equity awards, codify pre-existing equity award practices and establish standardized schedules for granting equity awards. Under the EGGs, annual equity awards, including the Company’s annual stock option, RSU and PSU awards, will have a grant date during the open trading window period within the first fiscal quarter of each fiscal year, and any interim equity grants, such as grants made to new hires, promoted associates, and, in some circumstances, for retention purposes, will generally be granted during an open trading window period occurring in the second and third quarters of each fiscal year. The Company’s objective in adopting the EGGs was to establish standard, predetermined practices to avoid any actual or perceived market timing of equity awards and to ensure the Company maintains appropriate policies and practices with respect to equity award grants.
During the transition period, the Compensation Committee did not consider material non-public information when determining the timing or terms of equity awards, and the Company did not time the disclosure of material non-public information for the purpose of affecting the value of any executive compensation awarded during the year. The Compensation Committee did not grant stock options to any NEO in the transition period during the period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, Form 10-Q or Form 8-K that discloses material non-public information.

Award Timing Method
During the transition period, the Compensation Committee did not consider material non-public information when determining the timing or terms of equity awards, and the Company did not time the disclosure of material non-public information for the purpose of affecting the value of any executive compensation awarded during the year. The Compensation Committee did not grant stock options to any NEO in the transition period during the period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, Form 10-Q or Form 8-K that discloses material non-public information.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During the transition period, the Compensation Committee did not consider material non-public information when determining the timing or terms of equity awards, and the Company did not time the disclosure of material non-public information for the purpose of affecting the value of any executive compensation awarded during the year.
MNPI Disclosure Timed for Compensation Value	false